INTERIM FINANCIAL DATA (Details)	6 Months Ended
Jun. 30, 2013
Offshore assets [Member]
Vessels and equipment (including operating lease assets) [Abstract]
Estimated economic useful life (in years)	30 years
All other vessels [Member]
Vessels and equipment (including operating lease assets) [Abstract]
Estimated economic useful life (in years)	25 years